Offerings - Offering: 1	Oct. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	1,103,338
Proposed Maximum Offering Price per Unit	0.95
Maximum Aggregate Offering Price	$ 1,048,171.10
Fee Rate	0.0087%
Amount of Registration Fee	$ 91.19
Offering Note	Represents up to 1,103,338 shares of common stock, par value $0.001 per share, of the registrant to be offered and sold from time to time by the selling securityholders named in the prospectus, which shares were issued (or are issuable) in a private placement in which the selling securityholders were granted registration rights. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of additional shares of common stock as may become issuable to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the registrant's common stock as reported on October 22, 2026, a date within five business days prior to the date of filing of this registration statement. The registrant will not receive any proceeds from the sale of shares of common stock by the selling securityholders.